Subsequent Event	6 Months Ended
Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	SUBSEQUENT EVENTOn August 4, 2023, the Company earned a milestone payment of $20 million in connection with the U.S. Food and Drug Administration's acceptance of the supplemental Biologics License Application for CARVYKTI, in accordance with the Janssen Agreement.